American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2023

Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 3.7%
AGL Energy Ltd.	35,317	219,906
Aristocrat Leisure Ltd.	37,305	998,343
BHP Group Ltd.	8,733	265,854
BlueScope Steel Ltd.	18,647	255,787
CAR Group Ltd.	16,143	296,641
Cochlear Ltd.	1,601	288,751
Computershare Ltd.	15,555	242,618
Fortescue Metals Group Ltd.	56,266	923,938
Lottery Corp. Ltd.	77,731	235,956
Orica Ltd.	24,937	256,652
Origin Energy Ltd.	95,582	521,449
Pilbara Minerals Ltd.(1)	167,759	401,135
Pro Medicus Ltd.	5,642	329,467
Qantas Airways Ltd.(2)	190,010	665,135
REA Group Ltd.	5,056	518,515
Sonic Healthcare Ltd.	29,870	578,015
South32 Ltd.	362,939	729,492
Xero Ltd.(2)	5,901	402,326
		8,129,980
Austria — 0.9%
ANDRITZ AG	5,396	292,759
Erste Group Bank AG	9,380	379,340
OMV AG	19,236	821,353
Verbund AG	3,097	295,026
voestalpine AG	8,676	243,878
		2,032,356
Belgium — 0.7%
Ageas SA	26,461	1,139,613
KBC Group NV	3,866	221,628
Solvay SA	2,282	264,347
		1,625,588
Canada — 9.6%
Alamos Gold, Inc. (New York), Class A	19,776	292,883
Alimentation Couche-Tard, Inc.	5,202	296,720
ARC Resources Ltd.(1)	20,430	325,808
Canadian Natural Resources Ltd.	15,947	1,064,857
CGI, Inc.(2)	2,437	247,786
Constellation Software, Inc.	1,074	2,522,687
Descartes Systems Group, Inc.(2)	6,350	515,787
Dollarama, Inc.	11,829	859,094
Element Fleet Management Corp.	34,442	554,849
Fairfax Financial Holdings Ltd.	2,933	2,695,931
Finning International, Inc.	8,094	205,847
Franco-Nevada Corp.	1,764	197,744
Imperial Oil Ltd.(1)	11,513	648,638
Keyera Corp.	10,894	274,327
Kinross Gold Corp. (New York)	53,776	316,741
Loblaw Cos. Ltd.	4,230	364,722
Manulife Financial Corp.	121,367	2,377,342

MEG Energy Corp.(2)	15,898	300,632
Metro, Inc.	4,932	247,191
Nutrien Ltd.	14,107	754,301
Parkland Corp.	39,280	1,285,548
PrairieSky Royalty Ltd.	13,288	244,128
Quebecor, Inc., Class B	22,846	506,941
Restaurant Brands International, Inc.(1)	3,655	259,797
Saputo, Inc.	11,756	228,544
Stantec, Inc.	7,351	547,797
Suncor Energy, Inc.	33,735	1,112,277
TFI International, Inc.	1,669	197,483
Thomson Reuters Corp.	1,972	275,903
Tourmaline Oil Corp.	8,700	421,103
Wheaton Precious Metals Corp.	5,827	284,940
Whitecap Resources, Inc.(1)	31,078	214,829
WSP Global, Inc.	1,962	271,581
		20,914,758
China — 2.7%
Alibaba Health Information Technology Ltd.(1)(2)	542,000	307,495
ANTA Sports Products Ltd.	75,400	786,883
BYD Co. Ltd., H Shares	29,500	792,860
China Resources Beer Holdings Co. Ltd.	18,000	81,142
China Resources Mixc Lifestyle Services Ltd.	92,600	350,063
China Resources Power Holdings Co. Ltd.	32,000	61,701
COSCO SHIPPING Holdings Co. Ltd., Class H	191,500	176,430
Giant Biogene Holding Co. Ltd.(2)	5,600	25,670
JD Health International, Inc.(2)	61,950	294,518
KE Holdings, Inc., ADR	18,615	296,537
Li Auto, Inc., ADR(2)	15,375	568,106
Nongfu Spring Co. Ltd., H Shares(1)	171,000	975,346
PDD Holdings, Inc., ADR(2)	6,470	953,937
Yadea Group Holdings Ltd.	154,000	289,588
		5,960,276
Denmark — 3.0%
AP Moller - Maersk A/S, B Shares	600	947,404
Danske Bank A/S	11,280	292,259
Genmab A/S(2)	1,994	627,143
Novo Nordisk AS, Class B	41,736	4,263,942
Pandora A/S	2,991	403,778
		6,534,526
Finland — 0.1%
Wartsila Oyj Abp	21,528	297,495
France — 10.7%
ArcelorMittal SA	9,542	239,896
Arkema SA	2,735	278,306
BNP Paribas SA	30,141	1,894,875
Bureau Veritas SA	9,461	229,059
Cie de Saint-Gobain SA	8,204	534,867
Danone SA	4,348	279,589
Dassault Aviation SA	1,441	286,194
Dassault Systemes SE	6,395	299,929
Edenred SE	22,614	1,231,719
Eiffage SA	2,563	259,839
Engie SA	105,136	1,824,436
Gaztransport Et Technigaz SA	2,048	276,249

Hermes International SCA	1,136	2,354,375
Ipsen SA	4,124	464,964
La Francaise des Jeux SAEM	10,654	385,527
L'Oreal SA	5,553	2,609,306
Orange SA(1)	22,598	278,428
Publicis Groupe SA	7,671	648,252
Rexel SA	20,193	487,295
Safran SA	1,579	277,631
Sanofi SA	28,194	2,629,511
SCOR SE	9,322	294,371
SEB SA	4,606	525,119
Sodexo SA	4,165	446,328
STMicroelectronics NV(1)	28,891	1,370,929
TotalEnergies SE	37,927	2,585,076
Verallia SA	5,307	188,946
Vinci SA	2,410	294,847
		23,475,863
Germany — 6.5%
Allianz SE	1,043	262,254
BASF SE	5,003	232,727
Brenntag SE	3,132	270,959
Commerzbank AG	47,315	579,211
CTS Eventim AG & Co. KGaA	4,434	304,148
Deutsche Bank AG	23,521	293,032
Deutsche Lufthansa AG(2)	28,912	251,506
Deutsche Post AG	18,976	891,664
Evonik Industries AG	13,221	247,240
Fresenius Medical Care AG & Co. KGaA	32,755	1,345,138
Fresenius SE & Co. KGaA	31,863	1,011,805
Hannover Rueck SE	8,140	1,942,722
Heidelberg Materials AG	3,151	257,215
Hugo Boss AG	3,720	260,738
Mercedes-Benz Group AG	3,466	225,357
MTU Aero Engines AG	1,085	222,350
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,785	2,464,060
Nemetschek SE	3,673	320,662
Rational AG	364	233,441
Rheinmetall AG	964	290,628
SAP SE	1,817	289,031
Scout24 SE	4,135	288,128
Siemens AG	3,371	566,269
Talanx AG(2)	3,773	273,826
Telefonica Deutschland Holding AG	133,449	342,112
thyssenkrupp AG	32,949	248,495
Wacker Chemie AG	1,795	219,676
		14,134,394
Hong Kong — 0.1%
Prada SpA	38,900	214,140
Ireland — 0.3%
Ryanair Holdings PLC, ADR(2)	6,244	738,166
Israel — 1.0%
Bank Leumi Le-Israel BM	97,858	733,499
ICL Group Ltd.	88,900	447,806
Monday.com Ltd.(2)	1,446	260,049
Nice Ltd.(2)	1,281	243,160

Teva Pharmaceutical Industries Ltd.(2)	33,044	323,794
Wix.com Ltd.(2)	2,571	260,957
		2,269,265
Italy — 4.6%
A2A SpA	313,589	674,436
Amplifon SpA	7,794	242,254
Assicurazioni Generali SpA	12,236	253,404
Banco BPM SpA	174,474	966,552
Brunello Cucinelli SpA	3,274	270,941
Buzzi SpA	8,477	247,615
Enel SpA	55,309	390,860
Ferrari NV	7,199	2,584,153
Intesa Sanpaolo SpA	104,325	300,727
Moncler SpA	4,735	262,383
Pirelli & C SpA	52,419	260,857
Prysmian SpA	7,264	280,199
Recordati Industria Chimica e Farmaceutica SpA	5,613	270,325
Stellantis NV	95,193	2,068,962
Tenaris SA	15,862	273,664
UniCredit SpA	24,631	671,806
		10,019,138
Japan — 20.4%
Aisin Corp.	16,600	613,092
Ajinomoto Co., Inc.	13,000	485,330
Asahi Intecc Co. Ltd.	13,800	267,730
Asics Corp.	7,000	250,869
Astellas Pharma, Inc.	16,700	203,537
BayCurrent Consulting, Inc.	7,400	248,318
Capcom Co. Ltd.	25,100	842,382
Central Japan Railway Co.	9,900	237,503
Chubu Electric Power Co., Inc.	19,000	234,734
Chugai Pharmaceutical Co. Ltd.	9,600	339,041
Daiichi Sankyo Co. Ltd.	38,800	1,051,369
Daiwa Securities Group, Inc.	52,400	338,806
Denso Corp.	30,300	475,520
Dentsu Group, Inc.(1)	8,500	228,962
Disco Corp.	2,400	520,690
Ebara Corp.	5,100	289,728
Fast Retailing Co. Ltd.	1,100	279,451
Fuji Electric Co. Ltd.	5,700	239,190
Fujitsu Ltd.	2,000	284,771
Hikari Tsushin, Inc.	1,500	232,644
Hitachi Ltd.	3,800	264,219
Honda Motor Co. Ltd.	27,700	283,342
Hoya Corp.	6,300	708,601
Isuzu Motors Ltd.	121,900	1,618,247
ITOCHU Corp.(1)	16,700	649,253
Japan Airlines Co. Ltd.	12,300	232,809
Japan Tobacco, Inc.	93,800	2,412,043
Kawasaki Kisen Kaisha Ltd.(1)	19,800	696,362
KDDI Corp.	8,600	268,647
Keisei Electric Railway Co. Ltd.	6,600	265,855
Keyence Corp.	2,800	1,199,003
Kirin Holdings Co. Ltd.	18,100	255,871
Koei Tecmo Holdings Co. Ltd.	16,400	200,207

Komatsu Ltd.	8,900	227,654
Kose Corp.	3,100	219,319
Kyocera Corp.	4,900	271,336
Lawson, Inc.	8,900	439,946
M3, Inc.	12,700	209,583
Marubeni Corp.	102,400	1,600,296
MatsukiyoCocokara & Co.	13,600	234,949
Mazda Motor Corp.	29,100	313,338
Mitsubishi Chemical Group Corp.	42,500	278,681
Mitsubishi Corp.	55,500	2,587,867
Mitsubishi Electric Corp.	19,500	264,146
Mitsubishi Heavy Industries Ltd.	5,700	320,224
Mitsui & Co. Ltd.	21,000	765,807
MonotaRO Co. Ltd.	21,500	216,099
MS&AD Insurance Group Holdings, Inc.	7,800	293,681
NEC Corp.	4,800	267,532
Nexon Co. Ltd.	26,500	572,630
NIPPON EXPRESS HOLDINGS, Inc.	4,900	267,296
Nippon Paint Holdings Co. Ltd.	32,900	245,252
Nippon Sanso Holdings Corp.	10,500	275,981
Nippon Yusen KK	9,500	255,876
Nissin Foods Holdings Co. Ltd.	6,600	655,628
Niterra Co. Ltd.	10,900	253,500
Obayashi Corp.	28,000	236,231
Obic Co. Ltd.	1,600	244,791
Ono Pharmaceutical Co. Ltd.	26,800	493,764
Oriental Land Co. Ltd.	57,800	1,963,419
ORIX Corp.	14,000	255,766
Otsuka Corp.	5,700	232,228
Otsuka Holdings Co. Ltd.	13,300	513,053
Pan Pacific International Holdings Corp.	14,300	309,801
Panasonic Holdings Corp.	28,200	290,576
Recruit Holdings Co. Ltd.	8,800	325,199
Renesas Electronics Corp.(2)	15,400	268,406
Ricoh Co. Ltd.	31,100	254,133
Rohm Co. Ltd.	12,200	233,101
Rohto Pharmaceutical Co. Ltd.	11,400	238,515
SBI Holdings, Inc.	63,600	1,379,728
SCREEN Holdings Co. Ltd.	10,000	727,458
SCSK Corp.	17,000	312,602
Sega Sammy Holdings, Inc.	25,400	368,733
Seiko Epson Corp.	24,000	356,465
Shin-Etsu Chemical Co. Ltd.	73,400	2,587,325
Shinko Electric Industries Co. Ltd.	6,200	231,959
Sojitz Corp.	48,600	1,083,977
Sompo Holdings, Inc.	5,800	266,066
Subaru Corp.	28,800	513,771
SUMCO Corp.	33,400	499,726
Suntory Beverage & Food Ltd.	7,800	245,587
Takeda Pharmaceutical Co. Ltd.	8,200	232,453
Tokyo Gas Co. Ltd.	25,800	598,177
Toyo Suisan Kaisha Ltd.	6,200	330,825
Toyota Tsusho Corp.	5,400	299,242
Trend Micro, Inc.	6,000	304,997
Unicharm Corp.	6,400	205,662

Zensho Holdings Co. Ltd.	5,400	299,538
ZOZO, Inc.(1)	12,700	268,094
		44,726,115
Netherlands — 3.2%
Aalberts NV	6,094	241,263
ASM International NV	1,340	688,241
ASML Holding NV	2,092	1,425,754
BE Semiconductor Industries NV	2,207	309,834
Coca-Cola Europacific Partners PLC	5,098	309,143
ING Groep NV	19,368	272,101
JDE Peet's NV	9,115	244,509
Koninklijke Ahold Delhaize NV	42,274	1,224,235
Koninklijke Vopak NV	7,031	241,488
OCI NV	20,738	446,741
Randstad NV	17,953	1,068,117
Universal Music Group NV	10,228	270,234
Wolters Kluwer NV	2,105	289,949
		7,031,609
Norway — 2.0%
Aker BP ASA	43,260	1,232,045
Equinor ASA	39,690	1,268,066
Kongsberg Gruppen ASA	6,590	282,970
Norsk Hydro ASA	45,696	265,347
Telenor ASA	23,711	255,182
Yara International ASA	28,779	976,334
		4,279,944
Portugal — 0.6%
Galp Energia SGPS SA	18,428	273,820
Jeronimo Martins SGPS SA	41,551	1,028,116
		1,301,936
Singapore — 1.2%
Genting Singapore Ltd.	1,422,700	973,072
Jardine Cycle & Carriage Ltd.	60,200	1,284,310
Singapore Airlines Ltd.	58,100	275,510
		2,532,892
South Korea — 0.6%
Coupang, Inc.(2)	33,738	515,516
HYBE Co. Ltd.(2)	1,261	209,767
Kia Corp.	4,697	312,060
Samsung SDI Co. Ltd.	731	266,176
		1,303,519
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	7,227	288,880
Aena SME SA	6,627	1,139,689
Banco Bilbao Vizcaya Argentaria SA	190,941	1,777,520
Banco de Sabadell SA	468,129	684,589
CaixaBank SA	62,702	282,421
Endesa SA	12,507	261,611
Industria de Diseno Textil SA	21,158	873,085
International Consolidated Airlines Group SA(2)	123,692	240,039
Redeia Corp. SA	15,600	261,490
Repsol SA	34,015	522,312
Telefonica SA	139,868	603,146
		6,934,782

Sweden — 4.1%
Alfa Laval AB	7,206	268,812
Assa Abloy AB, Class B	40,976	1,049,820
Atlas Copco AB, A Shares	19,148	295,575
Epiroc AB, A Shares	14,496	270,361
H & M Hennes & Mauritz AB, B Shares	19,047	305,063
Industrivarden AB, C Shares	45,279	1,363,984
Investor AB, B Shares	84,330	1,752,042
Lifco AB, B Shares	13,823	300,327
Saab AB, B Shares	5,338	274,320
SKF AB, B Shares	15,611	293,812
SSAB AB, B Shares	96,715	715,844
Svenska Handelsbanken AB, A Shares	30,373	287,002
Swedbank AB, A Shares	30,183	553,262
Telefonaktiebolaget LM Ericsson, B Shares	194,310	960,847
Volvo AB, B Shares	12,883	298,777
		8,989,848
Switzerland — 5.4%
Adecco Group AG	5,885	283,837
Alcon, Inc.	12,829	970,257
Baloise Holding AG	1,624	248,692
Belimo Holding AG	536	261,307
Cie Financiere Richemont SA, Class A	2,523	315,551
Flughafen Zurich AG	1,320	279,724
Julius Baer Group Ltd.	3,904	197,535
Kuehne + Nagel International AG	1,701	492,391
Logitech International SA	8,333	728,471
Novartis AG	34,267	3,344,742
Partners Group Holding AG	1,073	1,414,740
PSP Swiss Property AG	2,089	275,654
Roche Holding AG, Bearer Shares	1,059	301,710
Sonova Holding AG	960	277,166
Straumann Holding AG	3,985	548,046
Swatch Group AG, Bearer Shares	5,276	1,384,489
Swiss Prime Site AG	2,643	265,766
UBS Group AG	9,549	269,832
		11,859,910
Taiwan — 1.6%
Accton Technology Corp.	27,000	459,376
Asustek Computer, Inc.	42,000	529,561
Gigabyte Technology Co. Ltd.	30,000	238,946
Global Unichip Corp.	6,000	315,942
MediaTek, Inc.	26,000	785,187
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	749,977
Unimicron Technology Corp.	53,000	300,484
		3,379,473
United Kingdom — 12.3%
3i Group PLC	25,621	724,629
Ashtead Group PLC	9,908	598,691
Aviva PLC	53,393	281,913
BAE Systems PLC	19,884	263,807
Barratt Developments PLC	44,194	287,366
Beazley PLC	36,700	249,199
BP PLC	42,262	256,939
British American Tobacco PLC	41,142	1,309,138

BT Group PLC	173,296	269,370
Burberry Group PLC	9,173	169,930
Centrica PLC	294,880	555,710
Coca-Cola HBC AG(2)	27,646	768,157
Compass Group PLC	36,816	932,049
ConvaTec Group PLC	86,201	244,814
CRH PLC	5,103	320,213
DCC PLC	4,630	313,006
Diploma PLC	7,216	306,831
Evraz PLC(2)(3)	199,959	25
Glencore PLC	335,160	1,874,948
GSK PLC	74,351	1,335,897
Halma PLC	9,346	252,226
Hikma Pharmaceuticals PLC	20,090	437,783
Howden Joinery Group PLC	29,203	270,863
HSBC Holdings PLC(1)	276,000	2,099,648
IMI PLC	13,341	263,675
Imperial Brands PLC	65,114	1,522,293
InterContinental Hotels Group PLC	7,435	576,546
J Sainsbury PLC	85,914	310,452
JD Sports Fashion PLC	275,877	549,118
Kingfisher PLC	85,612	237,640
Mondi PLC	15,246	271,656
Pearson PLC	23,877	283,241
RELX PLC	8,541	328,681
Rightmove PLC	37,424	258,136
Rio Tinto PLC	18,854	1,288,626
RS Group PLC	26,352	249,369
Shell PLC	100,863	3,321,097
Smith & Nephew PLC	18,722	242,707
Standard Chartered PLC	126,060	1,043,544
Taylor Wimpey PLC	175,267	287,269
Tesco PLC	84,064	303,808
Unilever PLC	4,956	236,434
Vodafone Group PLC	273,639	246,047
Wise PLC, Class A(2)	34,773	343,990
WPP PLC	76,308	682,048
		26,969,529
United States — 0.8%
Autoliv, Inc.	5,515	571,464
Flex Ltd.(2)	9,203	234,216
Noble Corp. PLC	5,491	253,355
NXP Semiconductors NV	2,587	527,955
Waste Connections, Inc.	1,854	251,199
		1,838,189
TOTAL COMMON STOCKS (Cost $194,545,811)		217,493,691
WARRANTS†
Canada†
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	471,754	471,754

State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,669,409	1,669,409
TOTAL SHORT-TERM INVESTMENTS (Cost $2,141,163)		2,141,163
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $196,686,974)		219,634,861
OTHER ASSETS AND LIABILITIES — (0.3)%		(688,122)
TOTAL NET ASSETS — 100.0%		$218,946,739

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	16.3%
Industrials	16.0%
Consumer Discretionary	14.9%
Health Care	11.0%
Information Technology	9.9%
Consumer Staples	8.5%
Materials	7.9%
Energy	7.9%
Communication Services	3.7%
Utilities	2.7%
Real Estate	0.5%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,675,754. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,969,262, which includes securities collateral of $4,299,853.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$2,382,309	$18,532,449	—
China	1,818,580	4,141,696	—
Ireland	738,166	—	—
Israel	521,006	1,748,259	—
Italy	2,584,153	7,434,985	—
Netherlands	309,143	6,722,466	—
South Korea	515,516	788,003	—
Switzerland	970,257	10,889,653	—
United Kingdom	320,213	26,649,316	—
United States	1,838,189	—	—
Other Countries	—	128,589,332	—
Warrants	—	7	—
Short-Term Investments	2,141,163	—	—
	$14,138,695	$205,496,166	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.